Promissory Notes (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended				9 Months Ended	12 Months Ended
	Feb. 26, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2026	Sep. 30, 2025	Apr. 28, 2025
Subsidiary, Sale of Stock [Line Items]
Principal amount		$ 1,003,995		$ 1,003,995					$ 1,003,995
Balance of reverse				1,003,995					1,003,995
Promissory note balance		$ 1,003,995		1,003,995		$ 0	$ 0		$ 1,003,995
Letter Agreement description	On February 26, 2026, VisionWave Holdings Inc. (the “Company”) entered into a Letter Agreement (the “Letter Agreement”) with YA II PN, Ltd. (the “Investor”), pursuant to which the Investor agreed to provide the Company with a $20,000,000 senior loan (the “Loan”) on the terms and conditions set forth therein. The Loan is evidenced by a Promissory Note (the “YA II PN Note”) in the original principal amount of $20,000,000, bearing 0% interest per annum (increasing to 18% upon an Event of Default as defined therein). The Note was issued at an original issue discount of 15%, resulting in gross proceeds to the Company of $17,000,000 (prior to deduction of a $25,000 structuring and due diligence fee), or $16,975,000 net cash received.
Amortization payments				$ 2,500,000
Shares issued				233,678				1,333,333
Exercise price per share		$ 18.00		$ 18.00					$ 18.00	$ 0.001
Amortization of Debt Issuance Costs and Discounts				$ 10,411,665
Legal Fees				25,000
Warrants		$ 6,986,665		6,986,665
Repaid On YaIi Pn Note		780,461
Payments of Debt Issuance Costs		16,293	$ 0	1,727,334	$ 1,727,334
Interest expense		2,192,375		2,334,917			$ 0		$ 59,327
Loan payable		$ 10,000,000		10,000,000
Adrian Note [Member]
Subsidiary, Sale of Stock [Line Items]
Interest expense				$ 279,452
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price per share		$ 9.00		$ 9.00